Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Amortization expense	$ 241,253	$ 112,699	$ 81,905